Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
M International Equity Fund | M International Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	32.44%	3.96%	16.00%	(14.16%)	11.05%	8.90%	20.32%	(20.57%)	24.05%	(0.05%)
M Large Cap Growth Fund | M Large Cap Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	19.61%	25.50%	32.04%	(25.41%)	21.49%	28.89%	36.09%	(4.95%)	38.97%	(2.32%)
M Capital Appreciation Fund | M Capital Appreciation Fund
Prospectus [Line Items]
Annual Return [Percent]	18.06%	9.94%	23.56%	(18.14%)	17.74%	17.73%	28.85%	(14.15%)	19.02%	21.06%
M Large Cap Value Fund | M Large Cap Value Fund
Prospectus [Line Items]
Annual Return [Percent]	17.31%	18.63%	7.60%	(1.45%)	30.01%	(3.16%)	21.52%	(12.07%)	14.99%	9.64%